Revenue and Expense from Contracts with Customers 1 (Details)	Dec. 31, 2019
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-05-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	120 days
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation	180 days